FUEL DERIVATIVES AND RISK MANAGEMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
FUEL DERIVATIVES AND RISK MANAGEMENT
Schedule of changes in derivative assets (liabilities)

	Six Months Ended June 30,
	2021	2020
Balance - January 1	$(1,174)	$2,233
Non-cash Gains (Losses)	3,599	(16,056)
Contract Settlements	(827)	4,990
Balance - June 30	$1,598	$(8,833)

	Year Ended December 31,
	2020	2019
Balance—January 1	$2,233	$(12,006)
Non-cash gains (losses)	(12,206)	10,791
Contract settlements	8,800	3,448
Balance—December 31	$(1,173)	$2,233

Schedule of fuel derivative gains (losses)

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Non-cash Gains (Losses)	$1,213	$5,695	$3,599	$(16,056)
Cash Premiums Paid	—	(1,617)	—	(1,901)
Total Fuel Derivative Gains (Losses)	$1,213	$4,078	$3,599	$(17,957)

	Year Ended December 31,		For the Period April 11, 2018 to
	2020	2019	December 31, 2018
Non-cash gains (losses)	$(12,206)	$10,791	$(12,006)
Cash Premiums Paid	(2,053)	(665)	(2,280)
Total Fuel Derivative gains (losses)	$(14,259)	$10,126	$(14,286)